Schedule of personnel expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Personnel Expenses
Salaries, wages and other short term employee benefits		₨ 1,520,615	₨ 1,346,103	₨ 1,020,823
Contributions to defined contribution plans		65,797	63,661	54,683
Expenses related to defined benefit plans (Refer note 34)		46,713	17,216	10,490
Share based compensation costs (Refer note 30)		277,648	124,787	229,260
Employee welfare expenses		78,113	44,491	32,959
Total	$ 21,197	₨ 1,988,886	₨ 1,596,258	₨ 1,348,215